Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56857
Entity Registrant Name	Nuran Wireless Inc.
Entity Central Index Key	0001680637